Supplemental Disclosures Cash Flow Statement Presentation (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
Accounts receivable	CAD (21.6)	CAD (9.7)
Prepaids and deposits	0.9	(0.3)
Accounts payable and accrued liabilities	13.9	(19.9)
Other current liabilities	24.0	0.0
Other long-term liabilities	1.5	0.0
Changes in non-cash working capital:	(18.7)	29.9
INVESTING ACTIVITIES
Accounts receivable	(26.0)	(0.3)
Accounts payable and accrued liabilities	(39.8)	8.8
Changes in non-cash working capital:	(65.8)	8.5
FINANCING ACTIVITIES
Changes in non-cash working capital: Dividends payable	CAD 0.5	CAD (34.2)